Taxation - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Less: valuation allowance	¥ (407,053)		¥ (367,071)		¥ (347,240)	¥ (260,002)
Total deferred tax assets, net		¥ 2,255		¥ 5,876
Jurisdictions other than Australia
Deferred tax assets:
Allowance for doubtful accounts and credit losses	241,242		234,075
Impairment of long-term investment	22,498		706
Deductible advertising fees			225
Net operating loss carry forwards	74,072		62,347
Guarantee liabilities	57,112		57,383
Accrued expense	12,129		12,129
Subtotal	407,053		366,865
Less: valuation allowance	(407,053)		(365,888)
Total deferred tax assets, net			977
Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,470)		(2,470)
Total deferred tax liabilities	(2,470)		(2,470)
Net deferred tax liabilities	¥ (2,470)		(1,493)
Australia
Deferred tax assets:
Allowance for doubtful accounts and credit losses			1,175
Net operating loss carry forwards			8
Subtotal			1,183
Less: valuation allowance			¥ (1,183)